INCOME TAXES - Schedule of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income tax expense (benefit)
Current income tax expense (benefit), United States	$ 324	$ 83	$ 468
Deferred income tax expense (benefit), United States	(254)	(135)	(121)
Current income tax expense (benefit), State and Local	143	129	118
Deferred income tax expense (benefit), State and Local	(134)	(78)	(4)
Current income tax expense (benefit), International	1,981	2,039	1,651
Deferred income tax expense (benefit), International	377	211	3
Current income tax expense (benefit), total	2,448	2,251	2,237
Deferred income tax expense (benefit), total	$ (11)	$ (2)	$ (122)